Offerings - Offering: 1	Mar. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, no par value
Amount Registered | shares	1,200,000
Proposed Maximum Offering Price per Unit	46.93
Maximum Aggregate Offering Price	$ 56,316,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,777.24
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the Securities Act), this Registration Statement also covers any additional shares of the common stock (the Common Stock) of TriCo Bancshares (the Registrant) that may be offered or issued under the Registrants 2024 Equity Incentive Plan (the Plan) to prevent dilution resulting from stock splits, stock dividends, or similar transactions. (2) All shares issuable under TriCo Bancshares 2024 Equity Incentive Plan. (3) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act and based upon the average of the high and low sales prices of the Registrants Common Stock as reported on the Nasdaq Stock Market on March 24, 2026.